CONVERTIBLE DEBENTURES (Details) - Convertible Debenture (USD $)	Nov. 30, 2016	Dec. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due November 2016	$ 3,500,000	$ 1,765,000	$ 1,440,000	$ 325,000
Fair value of embedded conversion feature			1,670,704	164,811
Discount	(2,085,936)	(1,394,819)	891,402
Proceeds attributable to the Convertible Debenture due November 2016	1,414,064
Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Fair value of embedded conversion feature	1,570,000
Relative fair value of Convertible Debenture Warrant	515,936
Discount	$ 2,085,936